Supplemental Disclosure With Respect To Cash Flows	12 Months Ended
Dec. 31, 2018
Supplemental Disclosure With Respect To Cash Flows [Abstract]
Supplemental Disclosure with Respect to Cash Flows
21.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

As at December 31, 2018, the Company held $21,978 of cash (December 31, 2017 - $31,474) and $50 of cash equivalents (December 31, 2017 - $nil).

Significant non-cash transactions were as follows:

		Years ended December 31,
	Note	2018	2017
Shares issued to settle other financial liability	16	$676	-
Fair value of Coeur shares received in disposal of property	6	18,782	-
		$19,458	$-